ASSETS HELD FOR SALE AND INVENTORIES, NET - Inventories, net (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	$ 656,019	$ 932,657
Loans and advances to customers
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	681,562	973,895
Accumulated impairment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	(25,543)	(41,238)
Land and buildings | Loans and advances to customers
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	457,482	576,556
Vehicles | Loans and advances to customers
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	182,745	365,173
Machinery and others | Loans and advances to customers
ASSETS HELD FOR SALE AND INVENTORIES, NET
Total inventories, net	$ 41,335	$ 32,166